Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of premises and equipment
Premises and equipment, gross	$ 17,934	$ 17,443
Accumulated depreciation	9,459	8,930
Premises and equipment, net	8,475	8,513
Land and improvements [Member]
Components of premises and equipment
Premises and equipment, gross	1,489	1,489
Buildings and improvements [Member]
Components of premises and equipment
Premises and equipment, gross	9,422	9,422
Furniture and equipment [Member]
Components of premises and equipment
Premises and equipment, gross	6,763	6,272
Leasehold improvements [Member]
Components of premises and equipment
Premises and equipment, gross	$ 260	$ 260